Equity-Based Compensation - Narrative (Details) $ / shares in Units, $ in Thousands			3 Months Ended	9 Months Ended	12 Months Ended
	Jan. 01, 2022 USD ($)	Oct. 28, 2020	Mar. 31, 2021 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2022 USD ($) Award $ / shares	Dec. 31, 2020 USD ($)
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of award types | Award					2
Replacement RSUs
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Equity based compensation expense			$ 0	$ 43,300	$ 23,200	$ 0
Unrecognized equity based compensation expense					$ 23,000
Unrecognized equity based compensation expense, period for recognition (in years)					1 year 2 months 12 days
Earnout Right RSUs
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Equity based compensation expense			0	4,400	$ 2,900	0
Unrecognized equity based compensation expense					$ 1,000
Unrecognized equity based compensation expense, period for recognition (in years)					1 year
Employee Stock
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Fixed contribution rate	15.00%
Maximum contribution amount	$ 50
Restricted stock units granted (in percent)	20.00%
Non-LTIP RSUs
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Equity based compensation expense			$ 0	$ 300	$ 3,800	$ 0
Unrecognized equity based compensation expense					$ 6,200
Unrecognized equity based compensation expense, period for recognition (in years)					2 years 1 month 6 days
Share-Based Payment Arrangement, Tranche One | Share Price Greater Than Or Equal To $12.50 | Class A Common Stock
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share price (in dollars per share) | $ / shares					$ 12.50
Number of trading days determining common stock share price					20 days
Number of consecutive trading days for determining common stock share price					30 days
Share-Based Payment Arrangement, Tranche Two | Share Price Greater Than Or Equal To $15.00 | Class A Common Stock
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share price (in dollars per share) | $ / shares					$ 15.00
Number of trading days determining common stock share price					20 days
Number of consecutive trading days for determining common stock share price					30 days
Amended And Restated Long Term Incentive Plan | Earnout Right RSUs
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Expected volatility rate (in percent)					60.00%
Risk free rate (in percent)					1.14%
Amended And Restated Long Term Incentive Plan | Maximum | Replacement RSUs
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Vested awards under share-based payment arrangement (in percent)		75.00%
Amended And Restated Long Term Incentive Plan | Share-Based Payment Arrangement, Tranche Three
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Vested awards under share-based payment arrangement (in percent)		25.00%
Amended And Restated Long Term Incentive Plan | Share-Based Payment Arrangement, Tranche One | Earnout Right RSUs
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Expected term (in years)					1 year 21 days
Vesting period (in years)					6 years
Amended And Restated Long Term Incentive Plan | Share-Based Payment Arrangement, Tranche Two | Earnout Right RSUs
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Expected term (in years)					1 year 6 months 7 days
Vesting period (in years)					6 years